Note 7 - Income Taxes - Summary of Valuation Allowance (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member] - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowances and Reserves, Balance	$ 10,403,122	$ 11,028,724
Valuation Allowances and Reserves, Additions	1,412,646	(625,602)
Valuation Allowances and Reserves, Deductions	0	0
Valuation Allowances and Reserves, Balance	$ 11,815,768	$ 10,403,122